UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:                |_|; Amendment Number: __

This Amendment (Check only one):        |_| is a restatement
                                        |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Manalapan Oracle Capital Management LLC

Address:  620 Tinton Avenue
          Building A, Suite 202
          Tinton Falls, New Jersey 07724


13F File Number: 028-13781

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nicholas Davidge
Title:  Principal
Phone:  (203) 424-0825


Signature, Place and Date of Signing:

 /s/ Nicholas Davidge         Tinton Falls, New Jersey     November 13, 2012
--------------------------    ------------------------   ----------------------
     [Signature]                 [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  43

Form 13F Information Table Value Total:  $66,193
                                         (thousands)


List of Other Included Managers:

NONE


                                                    FORM 13F INFORMATION TABLE
                                                         September 30, 2012


COLUMN 1                        COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7        COLUMN 8

                                 TITLE                     VALUE    SHRS OR  SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP     (X1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS    SOLE    SHARED   NONE
ABERCROMBIE & FITCH CO         CL A            002896207     283      8,341   SH        SOLE        NONE         8,341
ACTIVISION BLIZZARD INC        COM             00507V109     950     84,280   SH        SOLE        NONE        84,280
ALLSCRIPTS HEALTHCARE SOLUTN   COM             01988P108   1,528    122,989   SH        SOLE        NONE       122,989
AMERICAN EAGLE OUTFITTERS NE   COM             02553E106     945     44,842   SH        SOLE        NONE        44,842
APPLE INC                      COM             037833100   2,626      3,937   SH        SOLE        NONE         3,937
ASCENA RETAIL GROUP INC        COM             04351G101   1,915     89,259   SH        SOLE        NONE        89,259
BRAVO BRIO RESTAURANT GROUP    COM             10567B109   1,139     78,309   SH        SOLE        NONE        78,309
CALPINE CORP                   COM NEW         131347304   1,371     79,274   SH        SOLE        NONE        79,274
CAPITAL ONE FINL CORP          COM             14040H105   1,327     23,281   SH        SOLE        NONE        23,281
CERNER CORP                    COM             156782104   1,776     22,954   SH        SOLE        NONE        22,954
CITIGROUP INC                  COM NEW         172967424   2,733     83,524   SH        SOLE        NONE        83,524
DENNYS CORP                    COM             24869P104     683    141,014   SH        SOLE        NONE       141,014
DEVON ENERGY CORP NEW          COM             25179M103   1,816     30,019   SH        SOLE        NONE        30,019
DOLLAR TREE INC                COM             256746108   1,712     35,448   SH        SOLE        NONE        35,448
EBAY INC                       COM             278642103   1,517     31,364   SH        SOLE        NONE        31,364
EXPRESS INC                    COM             30219E103     872     58,864   SH        SOLE        NONE        58,864
EXPRESS SCRIPTS HLDG CO        COM             30219G108   2,900     46,299   SH        SOLE        NONE        46,299
FINISH LINE INC                CL A            317923100   1,579     69,461   SH        SOLE        NONE        69,461
GANNETT INC                    COM             364730101   3,299    185,865   SH        SOLE        NONE       185,865
GREAT PLAINS ENERGY INC        COM             391164100   1,046     46,979   SH        SOLE        NONE        46,979
ISIS PHARMACEUTICALS INC       COM             464330109   1,335     94,895   SH        SOLE        NONE        94,895
JOHNSON & JOHNSON              COM             478160104   2,023     29,354   SH        SOLE        NONE        29,354
KBR INC                        COM             48242W106   3,470    116,375   SH        SOLE        NONE       116,375
KELLOGG CO                     COM             487836108   2,264     43,831   SH        SOLE        NONE        43,831
KINROSS GOLD CORP              COM NO PAR      496902404     959     93,960   SH        SOLE        NONE        93,960
MACYS INC                      COM             55616P104   1,115     29,629   SH        SOLE        NONE        29,629
MARKET VECTORS ETF TR          GOLD MINER ETF  57060U100   1,141     21,253   SH        SOLE        NONE        21,253
MASTEC INC                     COM             576323109   1,434     72,769   SH        SOLE        NONE        72,769
MCDERMOTT INTL INC             COM             580037109   1,988    162,659   SH        SOLE        NONE       162,659
MDU RES GROUP INC              COM             552690109   1,028     46,628   SH        SOLE        NONE        46,628
NABORS INDUSTRIES LTD          SHS             G6359F103   1,377     98,126   SH        SOLE        NONE        98,126
OCWEN FINL CORP                COM NEW         675746309     416     15,185   SH        SOLE        NONE        15,185
PFIZER INC                     COM             717081103   4,335    174,437   SH        SOLE        NONE       174,437
PPL CORP                       COM             69351T106   1,845     63,496   SH        SOLE        NONE        63,496
REGIONS FINANCIAL CORP NEW     COM             7591EP100   2,103    292,300   SH        SOLE        NONE       292,300
SELECT SECTOR SPDR TR          SBI INT-ENERGY  81369Y506   1,280     17,435   SH        SOLE        NONE        17,435
THERMOGENESIS CORP             COM PAR $0.001  883623308     208    201,616   SH        SOLE        NONE       201,616
TIME WARNER INC                COM NEW         887317303   1,581     34,871   SH        SOLE        NONE        34,871
TRIQUINT SEMICONDUCTOR INC     COM             89674K103     620    123,081   SH        SOLE        NONE       123,081
UNIVERSAL DISPLAY CORP         COM             91347P105     895     26,072   SH        SOLE        NONE        26,072
WALTER INVT MGMT CORP          COM             93317W102     245      6,623   SH        SOLE        NONE         6,623
WHITING PETE CORP NEW          COM             966387102   1,978     41,751   SH        SOLE        NONE        41,751
WILLBROS GROUP INC DEL         COM             969203108     536     99,798   SH        SOLE        NONE        99,798


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